RELATED PARTY TRANSACTIONS (Details) - USD ($)		1 Months Ended
	Mar. 06, 2019	Dec. 17, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Accrued interest	$ 1,770
VoiceInterop Inc [Member]
Related Party Transaction [Line Items]
Interest rate		35.00%
Maturity date		Feb. 10, 2019
Notes receivable			$ 25,000
Interest receivable			$ 336